CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,213,219				$ 2,407,843				$ 1,160,368
Accounts receivable - net	5,680,625				1,897,471				684,788
Contract asset	450,189				206,750				343,646
Other receivable					$ 0				$ 2,491,431
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]					Related party				Related party
Inventories, net	479,100				$ 550,695				$ 277,343
Forward purchase agreement derivative asset					1,471,000				0
Working capital advances					266,831				0
Prepaid expenses and other current assets	2,302,634				1,530,842				650,738
Total current assets	11,125,767				8,331,432				7,350,415
Right-of-use asset - operating lease	242,809				221,479				283,634
Right-of-use asset - finance lease	69,810				130,774				252,231
Property and equipment, net	3,258,326				936,573				1,137,699
Goodwill	5,157,376				1,728,108				2,246,619	$ 2,403,722
Intangible assets, net	2,232,334				1,408,176				1,840,875
Total Assets	22,086,422				12,756,542	$ 13,553,630			13,156,473
Current liabilities
Accounts payable	7,204,688				10,497,488				3,859,737
Accrued expenses and other current liabilities	3,134,561				3,207,233				1,660,573
Contingent consideration liability	1,186,786				259,243				57,694
Debt, net of debt discount	7,515,555				7,019,499				12,021,017
Convertible debt, at fair value	7,006,545				8,542,323				2,178,685
Derivative liabilities	395,619				4,229,478				0
Operating lease liability	105,438				117,120				114,690
Finance lease liability	74,615				103,392				99,105
Contract liabilities	2,231,672				602,469				1,120,817	643,254
Other payable	3,311,000			$ 11,624,000
Deferred tax liabilities	52,177				142,568				362,815
Total current liabilities	32,218,656				34,578,245				21,112,318
Debt, net of current portion	1,025,664				1,303,665				1,150,481
Operating lease liabilities, net of current portion	146,667				135,239				173,157
Finance lease liabilities, net of current portion	48,815				91,726				203,081
Contingent consideration liability, net of current portion	399,236				434,174				0
Total liabilities	33,839,038				36,543,049				22,639,037
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock Series A, $0.001 par value, 10,000,000 shares authorized as of September 30, 2025 and December 31, 2024 no shares issued or outstanding as of September 30, 2025 and December 31, 2024	0				0				0
Common stock, $0.0001 par value, 250,000,000 shares and 100,000,000 shares authorized as of September 30, 2025 and December 31, 2024 respectively, 94,610,973 and 29,093,289 issued and outstanding as of September 30, 2025 and December 31, 2024 respectively	9,460				2,910				1,334
Additional paid-in-capital	43,454,545				20,152,919				13,288,174
Accumulated deficit	(57,134,144)				(45,426,099)				(22,860,351)
Accumulated other comprehensive income	37,084				166,007				114,624
Total ConnectM Technology Solutions, Inc.'s stockholders' deficit	(13,633,055)				(25,104,263)				(9,456,219)
Non-controlling interest	1,880,439				1,317,756				(26,345)
Total stockholders' deficit	(11,752,616)	$ (11,581,232)	$ (25,963,808)		(23,786,507)	$ (18,610,517)	$ (14,207,298)	$ (12,075,378)	(9,482,564)	$ (381,730)
Total liabilities and stockholders' deficit	$ 22,086,422				$ 12,756,542				$ 13,156,473